Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Allowance for loan losses	$ 22,900	$ 22,572
Held-to-maturity, market value	28,365	28,400
Available-for-sale, amortized cost	$ 332,506	$ 347,520
Common stock, par value (in dollars per share)	$ 2.00	$ 2.00
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,652,144	7,571,968
Common stock, shares outstanding	7,652,144	7,571,968
Net unrealized losses on available-for-sale securities, income taxes	$ 527	$ 421